Intangible Assets and Goodwill - Future Amortization (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Estimated annual future amortization for existing intangibles assets
2020	$ 99,408,000			$ 99,408,000
2021	99,408,000			99,408,000
2022	99,408,000			99,408,000
2023	99,408,000			99,408,000
Successor
Intangible assets that are subject to amortization
Amortization expense	$ 24,852,000			$ 49,704,000
Predecessor
Intangible assets that are subject to amortization
Amortization expense			$ 6,557,000		$ 13,063,000
Tradeweb Markets LLC | Successor
Intangible assets that are subject to amortization
Amortization expense		$ 24,852,000
Estimated annual future amortization for existing intangibles assets
2019		99,408,000
2020		99,408,000
2021		99,408,000
2022		99,408,000
2023		$ 99,408,000
Tradeweb Markets LLC | Predecessor
Intangible assets that are subject to amortization
Amortization expense						$ 19,576,000	$ 31,236,000	$ 41,125,000